Risk Report - Sovereign Credit Risk Exposure to Certain Eurozone Countries (Tables)	12 Months Ended
Dec. 31, 2017
Sovereign Credit Risk Exposure to GIIPS Countries
Sovereign Credit Risk Exposure to Certain Eurozone Countries [text block table]

Sovereign credit risk exposure to certain Eurozone countries

	Dec 31, 2017				Dec 31, 2016
in € m.	Direct Sovereign exposure [1]	Net Notional of CDS referencing sovereign debt	Net sovereign exposure	Memo Item: Net fair value of CDS referencing sovereign debt [2]	Direct Sovereign exposure [1]	Net Notional of CDS referencing sovereign debt	Net sovereign exposure	Memo Item: Net fair value of CDS referencing sovereign debt [2]
Greece	55	(17)	38	0	89	(6)	83	2
Ireland	709	9	717	0	569	0	569	74
Italy	2,834	(1,818)	1,016	49	2,662	(2,223)	438	398
Portugal	(227)	3	(223)	0	61	17	79	(8)
Spain	1,669	(115)	1,554	35	1,322	(127)	1,195	279
Total	5,040	(1,938)	3,102	84	4,703	(2,339)	2,364	744

[1]Includes sovereign debt classified as financial assets/liabilities at fair value through profit or loss, available for sale and loans carried at amortized cost. Direct Sovereign exposure is net of guarantees received and collateral.

[2]The amounts reflect the net fair value in relation to credit default swaps referencing sovereign debt of the respective country representing the counterparty credit risk.